New Accounting Standards (FY) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
New Accounting Standards [Abstract]
Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606). The amendments in this update will replace most of the existing GAAP revenue recognition guidance. The core principle of this ASU is that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The ASU requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments, and changes in judgments. The ASU is effective for public companies beginning in the first quarter of 2018. The ASU allows for full retrospective adoption applied to all periods presented or modified retrospective adoption with the cumulative effect of initially applying the update recognized at the date of initial application. The Company will adopt this ASU using the modified retrospective approach. The Company has completed an evaluation of its revenue activities against the requirements of the ASU. During the evaluation, the Company identified certain contractual arrangements involving customer specific application engineering in the Energy segment that may, in certain circumstances, meet the criteria for revenue recognition over time under the new standard. Currently, revenue on these arrangements is recognized when the contract is complete or substantially complete, provided all other revenue recognition criteria have been met. The Company is currently in the process of determining the necessary changes to information systems and business processes to effect the changes in the first quarter of 2018. The Company has not yet determined the impact on reported revenues and earnings related to the adoption of the ASU.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The amendments in this update will replace most of the existing GAAP lease accounting guidance in order to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The ASU is effective for public companies beginning in the first quarter of 2019. The ASU requires lessees and lessors to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. This approach allows a Company to elect to use a number of optional practical expedients. The Company is currently assessing the impact of this ASU on its consolidated financial statements and evaluating the method of adoption.

In March 2017, the FASB issued ASU 2017-07, Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. This update was intended to improve the presentation of net periodic pension costs and net periodic postretirement benefit costs in the financial statements. The amendments in this ASU requires the Company to report the service cost component in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of operating income. If a separate line item or items are not used to present the other components of net benefit cost, the line item or items used in the income statement to present the other components of net benefit cost must be disclosed. The amendment allows only the service cost component of net benefit cost to be eligible for capitalization. The ASU is effective for public companies for the annual and interim reporting periods of 2018. Disclosures of the nature of and reason for the change in accounting principle are required in the first interim and annual periods of adoption. The amendments in this ASU are to be applied retrospectively for presentation in the income statement and prospectively for the capitalization of the service cost component of net periodic pension cost and net periodic postretirement benefit in assets. A practical expedient allows the Company to use the amount disclosed in its pension and other postretirement benefit plan note for the prior comparative periods as the estimation basis for applying the retrospective presentation requirements. Disclosure must be made if the practical expedient was used. The Company does not expect this ASU to have a material impact on the Company’s consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. This update was intended to improve the financial reporting of hedging relationships to better portray the economic results of the Company’s risk management activities in its financial statements through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results. The amendments in this ASU require the Company to present the earnings effect of the hedging instrument in the same income statement line item in which the earnings effect of the hedged item is reported. This allows users of the financial statements to better understand the results and costs of the Company’s hedging program. The Company is required to apply the amendments to cash flow and net investment hedge relationships that exist on the date of adoption using a modified retrospective approach. The presentation and disclosure requirements must be applied prospectively. The effective date for adoption is for annual and interim periods beginning after December 15, 2018. This will require adoption in the first quarter of fiscal year 2019. The Company is currently assessing the impact of this ASU on its consolidated financial statements and evaluating the timing of adoption.

Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606). Amendments in this update will replace most of the existing GAAP revenue recognition guidance. The core principle of this ASU is that an entity should recognize revenue for the transfer of goods or services equal to the amount that it expects to be entitled to receive for those goods or services. The ASU requires additional disclosure about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments, and changes in judgments. The ASU is effective for public companies beginning in the first quarter of 2018 and private companies beginning in the first quarter of 2019. The ASU allows for full retrospective adoption applied to all periods presented or modified retrospective adoption with the cumulative effect of initially applying the update recognized at the date of initial application. The Company has engaged a third party, formed an internal working group, and is in the process of completing a diagnostic to assess the potential impacts of this standard. As the Company progresses towards completion of the diagnostic, the method and timing of adoption will be further determined.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The amendments in this update will replace most of the existing GAAP lease accounting guidance in order to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The ASU is effective for public companies beginning in the first quarter of 2019 and private companies beginning with the fiscal year end of 2020. The ASU requires lessees and lessors to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. This approach allows a Company to elect to use a number of optional practical expedients. The Company is currently assessing the impact of this ASU on the consolidated financial statements and evaluating the method and timing of adoption.

Effective September 30, 2016, the Company adopted ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which confirmed its classifications within the consolidated cash flow statements, and did not impact previously issued financial results.

Effective December 31, 2016, the Company adopted ASU 2015-03, Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”) on a retrospective basis. As required by ASU 2015-03, all debt issuance costs related to a recognized debt liability are classified as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts, which is a change from the historical presentation whereby the debt issuance costs were classified as an asset. Upon adoption of ASU 2015-03, debt issuance costs simultaneously reduced “Other assets” and “Long-term debt, less current maturities” by $71.9 million as of December 31, 2015. Debt issuance costs presented as a deduction from the carrying amount of debt as of December 31, 2016 was $58.9 million.